UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment |_|; Amendment Number:
                                              -----
  This Amendment (Check only one.):         |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

    /s/ Gregory Bylinsky             New York, NY       February 14, 2011
------------------------------    ------------------  --------------------
        [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              13
                                            --------------------

Form 13F Information Table Value Total:           $140,705
                                            --------------------
                                   (thousands)

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




NONE

                                                     FORM 13F INFORMATION TABLE
                                                     --------------------------

Column 1                   Column 2   Column 3     Column 4         Column 5        Column 6     Column 7    Column 8
----------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS        CUSIP      (X$1000)  PRN  AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE      SHARED   NONE
AMBASSADORS GROUP INC      COM       023177 10 8   6,035     524,797    SH          SOLE                   524,797
AFC ENTERPRISES INC        COM       00104Q 10 7   11,416    821,320    SH          SOLE                   821,320
AMERICAN APPAREL INC       COM       023850 10 0   1,443     869,196    SH          SOLE                   869,196
ASSISTED LIVING CONCPT     CL A NEW  04544X 30 0   29,805    916,226    SH          SOLE                   916,226
CONCPT NEV N
CARROLS RESTAURANT GROUP   COM       14574X 10 4   2,171     292,542    SH          SOLE                   292,542
INC
DAILY JOURNAL CORP         COM       233912 10 4   238       3,312      SH          SOLE                   3,312
DOVER SADDLERY CORP        COM       260412 10 1   104       40,067     SH          SOLE                   40,067
HILLTOP HOLDINGS INC       COM       432748 10 1   13,835    1,394,615  SH          SOLE                   1,394,615
COLE KENNETH PRODTNS INC   CL A      193294 10 5   4,924     394,265    SH          SOLE                   394,265
LUBYS INC                  COM       549282 10 1   14,960    2,385,971  SH          SOLE                   2,385,971
MODUSLINK GLOBAL           COM       60786L 10 7   930       138,666    SH          SOLE                   138,666
SOLUTIONS I
STAR GAS PARTNERS L P      UNIT LTD  85512C 10 5   45,611    8,573,509  SH          SOLE                   8,573,509
                           PARTNR
TANDY LEATHER FACTORY INC  COM       87538X 10 5   9,232     1,955,893  SH          SOLE                   1,955,893